Total
Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND INC
Registrant CIK	dei_EntityCentralIndexKey	0000005138
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2019
Prospectus Date	rr_ProspectusDate	Nov. 30, 2019
AMERICAN GROWTH FUND Series One
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Risk/Return Summary
Objective	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund´s primary objective is growth of capital.
Expense	rr_ExpenseHeading	Fee Table
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these and other discounts is available from your financial professional and in How to Reduce your Sales Charge, page 15 of the Fund´s prospectus and under Distribution of Shares, page 12 of the Fund´s statement of additional information.
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2019
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover {1}	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund´s performance. During the most recent fiscal year, the Fund´s portfolio turnover rate was 7% of the average market value of its portfolio.
Expense Footnotes	rr_ExpenseFootnotesTextBlock	(a) Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase. See Class A and D Sales Charges on page 12.

(b) Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.

(c) In the first year after purchase.

(d) The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses.

Expenses Deferred Charges	rr_ExpensesDeferredChargesTextBlock	Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Seven years after the date of purchase, Class B & C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares
Expense Example Footnotes	rr_ExpenseExampleFootnotesTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative	rr_StrategyNarrativeTextBlock	Investment Research Corporation (the "Adviser") manages the Fund using a growth style of investing. We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies. When a company´s fundamentals are strong, we believe earnings growth will follow. The Fund may invest in securities of other investment companies, including exchange-traded funds, to obtain desired exposures.
Risk	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock	The primary risks of investing in the Fund are:

~ Stock Market Risk - the value of an investment may fluctuate.

~ Industry and security risk - the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.

~ Management Risk - risks that the Adviser´s assessment of a company´s growth prospects may not be accurate.

~ Interest Rate Risk – as rates rise, the price of a fixed rate bond will fall.

~ Credit Risk – a bond’s issuer may be unable to make timely payments of interest and capital.

~ Foreign Investment Risk – adverse effects from political instability, currency exchange rates, economic conditions or regulatory and accounting standards.

~ Liquidity Risk - a given security or asset may not be readily marketable.

~ Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure.

~ Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure.

~ Equity Risk – stock and equity fluctuates in response to a company’s financial condition.

~ Repurchase Agreement Risk – a seller may default or a security declines in value.

~ Depository Receipts Risk – generally these are subject to the same risks as Foreign Investment Risks.

~ Convertible Securities have the risk of loss of principal at maturity.

~ Large Cap Company Risk – slower response to competitors, technology and consumer tastes and slower growth rates during periods of economic expansion.

~ Investments in Other Investment Companies Risk - the Fund’s investments in other investment companies will be subject to the risks of the other investment companies’ portfolio securities and the Fund will bear indirectly the fees and expenses of the other investment companies in which it invests.

~ Exchange-Traded Funds (“ETFs”) Risk - The Fund is subject to the risks associated with the securities or other investments in which the ETFs invest. The Fund’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Fund’s direct fees and expenses. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective.

~ Technology Securities Risk - Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies.

Loss of some or all of the money you invest is a risk of investing in the Fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative	rr_PerformanceNarrativeTextBlock	Past performance, before and after taxes, is not predictive of future performance.
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund´s average annual returns for Class D shares for 1, 5 and 10 years compare to those of the Standard and Poor’s 500 Index total return. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the bar chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund´s web site (www.americangrowthfund.com) or toll-free telephone number (800) 525-2406.
Annual Return 2009	rr_AnnualReturn2009	24.89%
Annual Return 2010	rr_AnnualReturn2010	(3.20%)
Annual Return 2011	rr_AnnualReturn2011	(4.41%)
Annual Return 2012	rr_AnnualReturn2012	18.85%
Annual Return 2013	rr_AnnualReturn2013	35.60%
Annual Return 2014	rr_AnnualReturn2014	6.92%
Annual Return 2015	rr_AnnualReturn2015	(2.01%)
Annual Return 2016	rr_AnnualReturn2016	10.71%
Annual Return 2017	rr_AnnualReturn2017	13.37%
Annual Return 2018	rr_AnnualReturn2018	(9.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	21.45%
Performance Table Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;

Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;

After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.

AMERICAN GROWTH FUND Series One | Standard and Poor's 500 Index (reflects no deduction for fees expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	(3.48%)
Five Years	rr_AverageAnnualReturnYear05	8.49%
Ten Years	rr_AverageAnnualReturnYear10	13.12%
AMERICAN GROWTH FUND Series One | SERIES ONE CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMRAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee {1}	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	4.14%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses (d)	rr_NetExpensesOverAssets	5.44%	[2]
1 Year {1}	rr_ExpenseExampleYear01	$ 1,087
3 Years	rr_ExpenseExampleYear03	2,103
5 Years {1}	rr_ExpenseExampleYear05	3,111
10 Years {1}	rr_ExpenseExampleYear10	5,591
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,087
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,103
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,591
One Year	rr_AverageAnnualReturnYear01	(14.52%)	[3]
Five Years	rr_AverageAnnualReturnYear05	2.12%	[3]
Ten Years	rr_AverageAnnualReturnYear10	7.38%	[3]
AMERICAN GROWTH FUND Series One | SERIES ONE CLASS B
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMRBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[4]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee {1}	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.89%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses (d)	rr_NetExpensesOverAssets	8.90%	[2]
1 Year {1}	rr_ExpenseExampleYear01	$ 1,372
3 Years	rr_ExpenseExampleYear03	2,915
5 Years {1}	rr_ExpenseExampleYear05	4,332
10 Years {1}	rr_ExpenseExampleYear10	6,662
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	872
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,515
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,662
One Year	rr_AverageAnnualReturnYear01	(14.61%)	[3]
Five Years	rr_AverageAnnualReturnYear05	2.18%	[3]
Ten Years	rr_AverageAnnualReturnYear10	7.52%	[3],[5]
AMERICAN GROWTH FUND Series One | SERIES ONE CLASS C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMRCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee {1}	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.41%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses (d)	rr_NetExpensesOverAssets	6.42%	[2]
1 Year {1}	rr_ExpenseExampleYear01	$ 736
3 Years	rr_ExpenseExampleYear03	1,883
5 Years {1}	rr_ExpenseExampleYear05	3,094
10 Years {1}	rr_ExpenseExampleYear10	5,739
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	636
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,094
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,739
One Year	rr_AverageAnnualReturnYear01	(9.95%)	[3]
Five Years	rr_AverageAnnualReturnYear05	2.60%	[3]
Ten Years	rr_AverageAnnualReturnYear10	7.51%	[3],[5]
AMERICAN GROWTH FUND Series One | SERIES ONE CLASS D
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMRGX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee {1}	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.09%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses (d)	rr_NetExpensesOverAssets	5.10%	[2]
1 Year {1}	rr_ExpenseExampleYear01	$ 1,055
3 Years	rr_ExpenseExampleYear03	2,012
5 Years {1}	rr_ExpenseExampleYear05	2,968
10 Years {1}	rr_ExpenseExampleYear10	5,351
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,055
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,012
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,968
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,351
One Year	rr_AverageAnnualReturnYear01	(14.36%)	[3]
Five Years	rr_AverageAnnualReturnYear05	2.40%	[3]
Ten Years	rr_AverageAnnualReturnYear10	7.68%	[3]
AMERICAN GROWTH FUND Series One | SERIES ONE CLASS D | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	(14.36%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Ten Years	rr_AverageAnnualReturnYear10	7.68%
AMERICAN GROWTH FUND Series One | SERIES ONE CLASS D | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	(12.65%)
Five Years	rr_AverageAnnualReturnYear05	1.72%
Ten Years	rr_AverageAnnualReturnYear10	6.43%
[1]	Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase. See Class A and D Sales Charges on page 12.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses.
[3]	Assumes redemption at end of time period.
[4]	Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.
[5]	After seven years Class B & C Shares convert to Class A Shares. The ten year return for Class B & C shares reflects the first seven year returns for Class B & C shares and the remaining 3 years as Class A.
[6]	In the first year after purchase.